Income taxes	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income taxes	Income taxes
Our subsidiaries are subject to taxation in a number of tax jurisdictions, principally Ireland, the United States, and the Netherlands.
The following table presents our income tax (benefit) expense by tax jurisdiction for the years ended December 31, 2020, 2019 and 2018:

	Year Ended December 31,
	2020	2019	2018
Deferred tax expense (benefit)
Ireland	$(31,387)	$154,134	$140,621
United States	6,180	11,327	6,510
The Netherlands	572	7,316	4,136
Other	(1,279)	7,658	8,881
	(25,914)	180,435	160,148
Deferred tax (benefit) expense related to a (decrease) increase in changes in valuation allowance of deferred tax assets
Ireland	1,882	2,358	368
United States	12,085	(18,425)	(2,838)
The Netherlands	(11,746)	87	(2,302)
Other	2,811	(1,957)	(7,788)
	5,032	(17,937)	(12,560)
Current tax (benefit) expense
Ireland	—	—	(27)
United States	3,016	789	(3,691)
The Netherlands	(314)	261	(307)
Other	949	4,166	516
	3,651	5,216	(3,509)
Income tax (benefit) expense	$(17,231)	$167,714	$144,079
The following table provides a reconciliation of the income tax (benefit) expense at statutory income tax rate to income tax (benefit) expense for the years ended December 31, 2020, 2019 and 2018:

	Year Ended December 31,
	2020		2019		2018
Income tax (benefit) expense at statutory income tax rate of 12.5%	$(39,327)		$167,580		$143,866

Permanent differences	22,486	(a)	(949)	(b)	1,016	(c)
Foreign rate differential	(390)		1,083		(803)
	22,096		134		213
Income tax (benefit) expense	$(17,231)		$167,714		$144,079

(a)The 2020 permanent differences included non-deductible goodwill impairment, non-deductible interest, non-deductible share-based compensation in Ireland, and a valuation allowance change in respect of U.S., Dutch and Irish tax losses.
(b)The 2019 permanent differences included non-deductible interest, non-deductible share-based compensation in Ireland and in the Netherlands, and a valuation allowance change in respect of U.S., Dutch and Irish tax losses.
(c)The 2018 permanent differences included non-deductible share-based compensation in Ireland and in the Netherlands, and a valuation allowance change in respect of U.S., Dutch and Irish tax losses.
14. Income taxes (Continued)
The following tables present our foreign rate differential by tax jurisdiction for the years ended December 31, 2020, 2019 and 2018:

	Year Ended December 31, 2020
	Pre-tax income (loss)	Local statutory tax rate (a)	Variance to Irish statutory tax rate of 12.5%	Tax variance as a result of global activities (b)
Tax jurisdiction
Ireland	$(160,739)	12.5%	—	$—
United States	101,339	21.0%	8.5%	8,614
The Netherlands	(45,954)	25.0%	12.5%	(5,744)
Other	(29,378)	23.6%	11.1%	(3,260)
Taxable loss	$(134,732)			$(390)
Permanent differences (c)	(179,886)
Loss from continuing operations before income tax	$(314,618)

	Year Ended December 31, 2019
	Pre-tax income (loss)	Local statutory tax rate (a)	Variance to Irish statutory tax rate of 12.5%	Tax variance as a result of global activities (b)
Tax jurisdiction
Ireland	$1,324,100	12.5%	—	$—
United States	(30,041)	21.0%	8.5%	(2,553)
The Netherlands	30,656	25.0%	12.5%	3,832
Other	8,331	10.1%	(2.4%)	(196)
Taxable income	$1,333,046			$1,083
Permanent differences (d)	7,596
Income from continuing operations before income tax	$1,340,642
14. Income taxes (Continued)

	Year Ended December 31, 2018
	Pre-tax income (loss)	Local statutory tax rate (a)	Variance to Irish statutory tax rate of 12.5%	Tax variance as a result of global activities (b)
Tax jurisdiction
Ireland	$1,163,574	12.5%	—	$—
United States	(85)	22.0%	9.5%	(8)
The Netherlands	6,108	25.0%	12.5%	764
Other	(10,977)	26.7%	14.2%	(1,559)
Taxable income	$1,158,620			$(803)
Permanent differences (e)	(7,687)
Income from continuing operations before income tax	$1,150,933

(a)The local statutory income tax expense for our significant tax jurisdictions (Ireland, the United States and the Netherlands) does not differ from the actual income tax expense.
(b)The tax variance as a result of global activities is primarily caused by our operations in countries with a higher or lower statutory tax rate than the statutory tax rate in Ireland.
(c)The 2020 permanent differences included non-deductible goodwill impairment, non-deductible interest, non-deductible share-based compensation in Ireland, and a valuation allowance change in respect of U.S., Dutch and Irish tax losses.
(d)The 2019 permanent differences included non-deductible interest, non-deductible share-based compensation in Ireland and in the Netherlands, and a valuation allowance change in respect of U.S., Dutch and Irish tax losses.
(e)The 2018 permanent differences included non-deductible share-based compensation in Ireland and in the Netherlands, and a valuation allowance change in respect of U.S., Dutch and Irish tax losses.
The calculation of income for tax purposes differs significantly from book income. Deferred income tax is provided to reflect the impact of temporary differences between the amounts of assets and liabilities for financial reporting purposes and such amounts as measured under tax law in the various jurisdictions. Tax loss carry forwards and accelerated tax depreciation on flight equipment held for operating leases give rise to the most significant timing differences.
The following tables provide details regarding the principal components of our deferred income tax liabilities and assets by jurisdiction as of December 31, 2020 and 2019:

	As of December 31, 2020
	Ireland	United States	The Netherlands	Other	Total
Depreciation/Impairment	$(2,154,075)	$(14,014)	$12,510	$(1,440)	$(2,157,019)
Intangibles	(3,560)	(3,986)	—	—	(7,546)
Accrued maintenance liability	(1,985)	410	—	—	(1,575)
Obligations under capital leases and debt obligations	(3,343)	—	—	—	(3,343)
Investments	—	(7,836)	—	—	(7,836)
Deferred losses on sale of assets	—	20,534	—	—	20,534
Valuation allowance	(7,536)	(50,805)	(4,278)	(16,774)	(79,393)
Losses and credits forward	1,410,570	67,697	12,359	16,052	1,506,678
Other	(52,443)	1,002	356	(1,314)	(52,399)
Net deferred income tax (liabilities) assets	$(812,372)	$13,002	$20,947	$(3,476)	$(781,899)
14. Income taxes (Continued)

	As of December 31, 2019
	Ireland	United States	The Netherlands	Other	Total
Depreciation/Impairment	$(1,924,492)	$(606)	$6,873	$(1,253)	$(1,919,478)
Intangibles	(4,594)	(5,222)	—	—	(9,816)
Accrued maintenance liability	(3,456)	1,666	—	—	(1,790)
Obligations under capital leases and debt obligations	(3,806)	—	—	—	(3,806)
Investments	—	(7,996)	—	—	(7,996)
Deferred losses on sale of assets	—	24,178	—	—	24,178
Valuation allowance	(5,654)	(38,720)	(16,025)	(13,962)	(74,361)
Losses and credits forward	1,146,434	58,099	20,568	19,090	1,244,191
Other	(58,691)	(99)	(1,773)	(5,818)	(66,381)
Net deferred income tax (liabilities) assets	$(854,259)	$31,300	$9,643	$(1,943)	$(815,259)
The net deferred income tax liabilities as of December 31, 2020 of $781.9 million were recognized in our Consolidated Balance Sheet as deferred income tax assets of $131.5 million and as deferred income tax liabilities of $913.4 million.
The net deferred income tax liabilities as of December 31, 2019 of $815.3 million were recognized in our Consolidated Balance Sheet as deferred income tax assets of $95.1 million and as deferred income tax liabilities of $910.3 million.
The following table presents the movements in the valuation allowance for deferred income tax assets during the years ended December 31, 2020 and 2019:

	Year Ended December 31,
	2020	2019
Valuation allowance at beginning of period	$74,361	$92,298
Decrease of allowance to income tax provision	5,032	(17,937)
Valuation allowance at end of period	$79,393	$74,361
As of December 31, 2020 and 2019, we had $30.7 million and $30.1 million, respectively, of unrecognized tax benefits. Substantially all of the unrecognized tax benefits as of December 31, 2020, if recognized, would affect our effective tax rate. Although it is reasonably possible that a change in the balance of unrecognized tax benefits may occur within the next 12 months, based on the information currently available, we do not expect any change to be material to our consolidated financial condition.
Our primary tax jurisdictions are Ireland, the United States and the Netherlands. Our tax returns are open for examination in Ireland from 2016 forward, in the United States from 2014 forward and in the Netherlands from 2015 forward.
14. Income taxes (Continued)
Ireland
Since 2006, the enacted Irish corporate income tax rate has been 12.5%. Some of our Irish tax-resident operating subsidiaries have significant loss carry forwards as of December 31, 2020, which give rise to deferred income tax assets. The availability of these loss carry forwards does not expire with time. In addition, the vast majority of all of our Irish tax-resident subsidiaries are entitled to accelerated aircraft depreciation for tax purposes and shelter net taxable income with the surrender of losses on a current year basis within the Irish tax group. Based on projected taxable profits in our Irish subsidiaries, we expect to recover the majority of the value of our Irish tax assets and have not recognized a valuation allowance against such assets, with the exception of $7.5 million, as of December 31, 2020.
United States
Our U.S. subsidiaries are assessable to federal and state U.S. taxes. During 2020, we had one significant group of U.S. companies that file a consolidated return. The blended federal and state tax rate applicable to our combined U.S. group was 21.0% for the year ended December 31, 2020. Our U.S. federal net operating losses generated for tax years beginning before December 31, 2017 expire between 2026 and 2037. Any U.S. federal net operating losses generated in tax years beginning after December 31, 2017 will have an unlimited carry forward period.
The Netherlands
The majority of our Dutch subsidiaries form one fiscal unity and are included in one consolidated tax filing. Deferred income tax is calculated using the Dutch corporate income tax rate, which is 25%. In respect of the year ended December 31, 2020, tax losses in the Netherlands can generally be carried back one year and carried forward six years before expiry.